Derivative financial instruments and market risks - Disclosure of Actual or Potential Effects of Netting Arrangements (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative financial assets
Disclosure of Offsetting of Financial Assets and Liabilities [line items]
Gross carrying amounts before offset	€ 201	€ 206	€ 298
Gross amounts offset (in accordance with IAS 32)	0	0	0
Net amounts as reported in the balance sheet	201	206	298
Net exposure	30	46	231
Derivative financial assets | Effects of other netting arrangements not fulfilling the IAS 32 criteria for offsetting
Disclosure of Offsetting of Financial Assets and Liabilities [line items]
Fair value of financial collateral	0
Financial instruments	(171)	(160)	(67)
Derivative financial liabilities
Disclosure of Offsetting of Financial Assets and Liabilities [line items]
Gross carrying amounts before offset	(291)	(326)	(85)
Gross amounts offset (in accordance with IAS 32)	0	0	0
Net amounts as reported in the balance sheet	(291)	(326)	(85)
Net exposure	(120)	(166)	(18)
Derivative financial liabilities | Effects of other netting arrangements not fulfilling the IAS 32 criteria for offsetting
Disclosure of Offsetting of Financial Assets and Liabilities [line items]
Fair value of financial collateral	0
Financial instruments	€ 171	€ 160	€ 67